GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Changes in goodwill
Goodwill at beginning of period	¥ 289,318
Goodwill acquired	6,440
Goodwill at end of period	295,758	$ 45,327	¥ 289,318
Impairment losses	0		0	¥ 0
Express delivery
Changes in goodwill
Goodwill at beginning of period	241,623
Goodwill at end of period	241,623	37,030	241,623
Freight delivery
Changes in goodwill
Goodwill at beginning of period	5,580
Goodwill at end of period	5,580	855	5,580
Other
Changes in goodwill
Goodwill at beginning of period	42,115
Goodwill acquired	6,440
Goodwill at end of period	¥ 48,555	$ 7,442	¥ 42,115